UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2016

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.2%
NT Core Equity Plus Fund Institutional Class	4,257,059	55,682,327
NT Disciplined Growth Fund Institutional Class	2,992,879	28,192,923
NT Equity Growth Fund Institutional Class	16,802,635	186,509,253
NT Growth Fund Institutional Class	5,960,076	83,739,069
NT Heritage Fund Institutional Class	3,549,792	42,810,492
NT Large Company Value Fund Institutional Class	16,449,659	179,301,282
NT Mid Cap Value Fund Institutional Class	7,024,450	85,768,536
NT Small Company Fund Institutional Class	4,497,435	38,003,328
		700,007,210
Domestic Fixed Income Funds — 33.0%
High-Yield Fund Institutional Class	13,260,152	73,063,439
Inflation-Adjusted Bond Fund Institutional Class	2,415,773	28,506,121
NT Diversified Bond Fund Institutional Class	37,390,206	406,805,447
Short Duration Inflation Protection Bond Fund Institutional Class	11,064,494	113,189,775
		621,564,782
International Fixed Income Funds — 12.0%
Global Bond Fund Institutional Class	12,883,508	130,381,099
International Bond Fund Institutional Class	7,219,193	95,148,961
		225,530,060
Money Market Funds — 9.9%
U.S. Government Money Market Fund Investor Class	185,707,682	185,707,682
International Equity Funds — 7.9%
NT Global Real Estate Fund Institutional Class	2,021,287	19,202,223
NT International Growth Fund Institutional Class	8,498,622	85,666,115
NT International Value Fund Institutional Class	5,021,252	43,584,467
		148,452,805
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,761,552,903)		1,881,262,539
OTHER ASSETS AND LIABILITIES†		12,489
TOTAL NET ASSETS — 100.0%		$1,881,275,028

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,792,611,927
Gross tax appreciation of investments	$107,823,217
Gross tax depreciation of investments	(19,172,605)
Net tax appreciation (depreciation) of investments	$88,650,612

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$59,733,204	$6,063,702	$4,081,832	$(441,778)	$3,642,811	$55,682,327
NT Disciplined Growth Fund	29,825,831	1,625,579	1,550,354	(88,357)	173,405	28,192,923
NT Equity Growth Fund	198,379,399	30,855,283	24,102,230	(2,150,118)	11,479,259	186,509,253
NT Growth Fund	89,428,772	12,545,766	9,976,694	13,851	5,473,859	83,739,069
NT Heritage Fund	44,663,841	7,952,447	3,598,161	(426,760)	3,339,502	42,810,492
NT Large Company Value Fund	187,853,852	43,064,513	33,615,976	(3,622,252)	17,609,762	179,301,282
NT Mid Cap Value Fund	89,572,202	13,127,602	15,333,898	(1,129,388)	7,005,821	85,768,536
NT Small Company Fund	39,745,272	7,173,255	3,542,114	(583,086)	3,095,570	38,003,328
High-Yield Fund	75,413,721	5,665,583	5,306,106	(539,019)	3,132,810	73,063,439
Inflation-Adjusted Bond Fund	30,071,749	594,034	2,680,661	(88,998)	226,945	28,506,121
NT Diversified Bond Fund	430,087,844	44,306,276	70,344,184	(1,615,429)	11,044,129	406,805,447
Short Duration Inflation Protection Bond Fund	121,327,958	3,238,116	12,818,193	(419,303)	11,551	113,189,775
Global Bond Fund	139,256,889	4,050,708	16,932,943	(272,266)	757,536	130,381,099
International Bond Fund	99,567,891	8,193,458	22,326,408	(3,248,836)	2,187,517	95,148,961
U.S. Government Money Market Fund(3)	198,538,100	9,200,218	22,030,636	—	14,104	185,707,682
NT Global Real Estate Fund	19,933,487	1,219,452	1,912,160	(127,124)	481,600	19,202,223
NT International Growth Fund	90,158,246	13,547,030	7,488,240	(641,417)	3,261,492	85,666,115
NT International Value Fund	44,895,479	6,370,071	2,428,976	(308,165)	980,775	43,584,467
	$1,988,453,737	$218,793,093	$260,069,766	$(15,688,445)	$73,918,448	$1,881,262,539

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
April 30, 2016

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.7%
NT Core Equity Plus Fund Institutional Class	4,119,261	53,879,938
NT Disciplined Growth Fund Institutional Class	3,417,426	32,192,151
NT Equity Growth Fund Institutional Class	15,821,923	175,623,344
NT Growth Fund Institutional Class	6,579,143	92,436,966
NT Heritage Fund Institutional Class	4,411,695	53,205,043
NT Large Company Value Fund Institutional Class	15,855,089	172,820,467
NT Mid Cap Value Fund Institutional Class	7,493,555	91,496,309
NT Small Company Fund Institutional Class	3,944,151	33,328,077
		704,982,295
Domestic Fixed Income Funds — 32.1%
High-Yield Fund Institutional Class	12,404,610	68,349,403
Inflation-Adjusted Bond Fund Institutional Class	3,900,348	46,024,109
NT Diversified Bond Fund Institutional Class	35,129,847	382,212,736
Short Duration Inflation Protection Bond Fund Institutional Class	8,613,190	88,112,933
		584,699,181
International Fixed Income Funds — 11.2%
Global Bond Fund Institutional Class	11,683,202	118,234,001
International Bond Fund Institutional Class	6,499,055	85,657,540
		203,891,541
International Equity Funds — 9.9%
NT Emerging Markets Fund Institutional Class	1,793,816	17,704,960
NT Global Real Estate Fund Institutional Class	2,321,646	22,055,639
NT International Growth Fund Institutional Class	8,588,101	86,568,055
NT International Small-Mid Cap Fund Institutional Class	447,225	4,543,810
NT International Value Fund Institutional Class	5,771,558	50,097,126
		180,969,590
Money Market Funds — 8.1%
U.S. Government Money Market Fund Investor Class	147,330,633	147,330,633
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,725,054,920)		1,821,873,240
OTHER ASSETS AND LIABILITIES†		323
TOTAL NET ASSETS — 100.0%		$1,821,873,563

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,741,673,765
Gross tax appreciation of investments	$94,485,056
Gross tax depreciation of investments	(14,285,581)
Net tax appreciation (depreciation) of investments	$80,199,475

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$51,778,691	$10,788,465	$3,501,723	$(396,451)	$3,321,958	$53,879,938
NT Disciplined Growth Fund	31,794,123	4,279,613	2,199,473	(118,391)	189,798	32,192,151
NT Equity Growth Fund	168,090,023	43,421,234	20,749,683	(2,114,000)	10,282,562	175,623,344
NT Growth Fund	91,032,007	20,827,252	11,109,095	(29,497)	5,737,062	92,436,966
NT Heritage Fund	52,815,824	14,326,072	6,799,666	(509,505)	3,967,284	53,205,043
NT Large Company Value Fund	165,317,337	53,785,923	30,875,582	(3,033,896)	16,167,338	172,820,467
NT Mid Cap Value Fund	88,431,067	20,071,610	16,025,735	(1,092,146)	7,114,923	91,496,309
NT Small Company Fund	30,751,249	8,874,997	1,987,481	(311,404)	2,539,676	33,328,077
High-Yield Fund	63,823,182	11,375,182	4,818,300	(498,677)	2,795,126	68,349,403
Inflation-Adjusted Bond Fund	47,246,424	3,619,734	5,869,941	(297,127)	356,014	46,024,109
NT Diversified Bond Fund	358,863,003	72,707,656	51,751,882	(1,024,270)	9,791,845	382,212,736
Short Duration Inflation Protection Bond Fund	80,028,196	11,675,171	4,645,687	(181,263)	8,248	88,112,933
Global Bond Fund	111,332,264	12,507,015	9,094,075	(164,287)	635,381	118,234,001
International Bond Fund	78,746,336	12,946,414	13,685,567	(1,829,256)	1,835,161	85,657,540
NT Emerging Markets Fund	17,327,605	3,331,539	2,472,228	(309,093)	56,022	17,704,960
NT Global Real Estate Fund	21,331,504	2,697,442	2,008,911	(138,198)	527,052	22,055,639
NT International Growth Fund	81,672,277	21,800,604	7,128,244	(468,260)	3,122,870	86,568,055
NT International Small-Mid Cap Fund	5,056,947	434,272	763,644	29,936	36,689	4,543,810
NT International Value Fund	48,928,397	12,156,511	5,604,168	(605,339)	1,089,542	50,097,126
U.S. Government Money Market Fund(3)	133,711,822	23,352,500	9,733,689	—	10,308	147,330,633
	$1,728,078,278	$364,979,206	$210,824,774	$(13,091,124)	$69,584,859	$1,821,873,240

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2016

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.7%
NT Core Equity Plus Fund Institutional Class	6,062,936	79,303,204
NT Disciplined Growth Fund Institutional Class	6,110,475	57,560,672
NT Equity Growth Fund Institutional Class	22,465,383	249,365,751
NT Growth Fund Institutional Class	11,135,014	156,446,950
NT Heritage Fund Institutional Class	8,796,890	106,090,498
NT Large Company Value Fund Institutional Class	23,814,611	259,579,256
NT Mid Cap Value Fund Institutional Class	12,593,093	153,761,660
NT Small Company Fund Institutional Class	5,610,847	47,411,654
		1,109,519,645
Domestic Fixed Income Funds — 30.4%
High-Yield Fund Institutional Class	17,225,729	94,913,767
Inflation-Adjusted Bond Fund Institutional Class	8,411,337	99,253,777
NT Diversified Bond Fund Institutional Class	48,790,388	530,839,421
Short Duration Inflation Protection Bond Fund Institutional Class	8,228,073	84,173,186
		809,180,151
International Equity Funds — 12.4%
NT Emerging Markets Fund Institutional Class	5,374,131	53,042,676
NT Global Real Estate Fund Institutional Class	4,144,520	39,372,941
NT International Growth Fund Institutional Class	13,068,068	131,726,128
NT International Small-Mid Cap Fund Institutional Class	1,460,976	14,843,520
NT International Value Fund Institutional Class	10,383,334	90,127,341
		329,112,606
International Fixed Income Funds — 10.0%
Global Bond Fund Institutional Class	15,236,605	154,194,444
International Bond Fund Institutional Class	8,455,559	111,444,265
		265,638,709
Money Market Funds — 5.5%
U.S. Government Money Market Fund Investor Class	146,391,597	146,391,597
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,437,662,779)		2,659,842,708
OTHER ASSETS AND LIABILITIES†		17,547
TOTAL NET ASSETS — 100.0%		$2,659,860,255

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,479,585,925
Gross tax appreciation of investments	$207,608,152
Gross tax depreciation of investments	(27,351,369)
Net tax appreciation (depreciation) of investments	$180,256,783

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$78,486,923	$11,401,801	$2,236,600	$(156,296)	$4,917,121	$79,303,204
NT Disciplined Growth Fund	58,512,394	4,882,779	2,530,988	(89,951)	340,232	57,560,672
NT Equity Growth Fund	243,011,480	48,153,793	17,974,974	(1,520,627)	14,732,078	249,365,751
NT Growth Fund	156,705,841	26,901,338	12,391,072	106,299	9,874,798	156,446,950
NT Heritage Fund	106,284,897	25,691,791	11,082,302	(962,662)	8,124,349	106,090,498
NT Large Company Value Fund	253,707,512	68,608,150	37,028,696	(3,014,667)	24,550,604	259,579,256
NT Mid Cap Value Fund	154,286,546	26,517,528	24,267,675	(1,439,462)	12,184,451	153,761,660
NT Small Company Fund	45,907,369	10,818,021	2,779,117	(568,076)	3,775,885	47,411,654
High-Yield Fund	91,587,711	10,082,263	3,323,381	(339,432)	3,904,169	94,913,767
Inflation-Adjusted Bond Fund	103,477,958	3,551,291	9,866,285	(553,563)	776,000	99,253,777
NT Diversified Bond Fund	520,291,717	87,164,183	79,633,264	(1,220,315)	13,761,420	530,839,421
Short Duration Inflation Protection Bond Fund	80,224,618	6,401,156	3,388,531	(127,508)	8,206	84,173,186
NT Emerging Markets Fund	55,279,068	6,345,824	6,612,903	(621,083)	166,709	53,042,676
NT Global Real Estate Fund	38,898,586	3,318,699	2,762,333	(163,485)	942,666	39,372,941
NT International Growth Fund	129,656,582	25,815,791	8,008,895	(236,894)	4,786,251	131,726,128
NT International Small-Mid Cap Fund	15,857,286	962,779	1,402,329	52,561	122,192	14,843,520
NT International Value Fund	90,013,155	17,689,646	7,058,227	(591,053)	1,993,808	90,127,341
Global Bond Fund	153,294,094	9,834,262	13,501,854	(235,611)	857,071	154,194,444
International Bond Fund	106,142,609	11,816,129	16,458,577	(2,412,970)	2,426,891	111,444,265
U.S. Government Money Market Fund(3)	136,831,487	18,062,469	8,502,359	—	10,393	146,391,597
	$2,618,457,833	$424,019,693	$270,810,362	$(14,094,795)	$108,255,294	$2,659,842,708

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2016

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.5%
NT Core Equity Plus Fund Institutional Class	4,174,782	54,606,153
NT Disciplined Growth Fund Institutional Class	4,911,011	46,261,728
NT Equity Growth Fund Institutional Class	15,421,332	171,176,786
NT Growth Fund Institutional Class	9,258,694	130,084,655
NT Heritage Fund Institutional Class	6,756,563	81,484,149
NT Large Company Value Fund Institutional Class	17,482,041	190,554,247
NT Mid Cap Value Fund Institutional Class	9,205,844	112,403,349
NT Small Company Fund Institutional Class	5,025,661	42,466,833
		829,037,900
Domestic Fixed Income Funds — 27.9%
High-Yield Fund Institutional Class	11,144,287	61,405,023
Inflation-Adjusted Bond Fund Institutional Class	7,461,384	88,044,334
NT Diversified Bond Fund Institutional Class	31,062,561	337,960,669
Short Duration Inflation Protection Bond Fund Institutional Class	3,227,422	33,016,523
		520,426,549
International Equity Funds — 14.8%
NT Emerging Markets Fund Institutional Class	5,044,895	49,793,109
NT Global Real Estate Fund Institutional Class	3,329,527	31,630,504
NT International Growth Fund Institutional Class	10,341,226	104,239,562
NT International Small-Mid Cap Fund Institutional Class	1,592,703	16,181,862
NT International Value Fund Institutional Class	8,600,896	74,655,774
		276,500,811
International Fixed Income Funds — 7.8%
Global Bond Fund Institutional Class	9,727,488	98,442,178
International Bond Fund Institutional Class	3,566,012	47,000,037
		145,442,215
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	92,980,581	92,980,581
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,774,719,648)		1,864,388,056
OTHER ASSETS AND LIABILITIES†		13,055
TOTAL NET ASSETS — 100.0%		$1,864,401,111

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,792,942,286
Gross tax appreciation of investments	$89,299,851
Gross tax depreciation of investments	(17,854,081)
Net tax appreciation (depreciation) of investments	$71,445,770

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$53,828,448	$9,448,388	$3,200,262	$(336,158)	$3,368,894	$54,606,153
NT Disciplined Growth Fund	44,934,594	6,265,287	2,524,568	(180,057)	272,624	46,261,728
NT Equity Growth Fund	159,708,482	38,457,095	11,727,794	(1,462,345)	9,897,665	171,176,786
NT Growth Fund	125,273,174	29,011,382	12,886,067	(480,290)	8,088,003	130,084,655
NT Heritage Fund	75,228,613	23,244,147	6,606,374	(821,242)	5,936,840	81,484,149
NT Large Company Value Fund	176,804,958	56,506,894	25,905,659	(3,348,348)	17,670,911	190,554,247
NT Mid Cap Value Fund	104,235,520	23,542,771	14,059,342	(1,404,690)	8,643,870	112,403,349
NT Small Company Fund	40,816,418	11,302,180	4,005,366	(566,272)	3,308,279	42,466,833
High-Yield Fund	55,355,964	11,729,791	3,893,723	(413,169)	2,466,660	61,405,023
Inflation-Adjusted Bond Fund	83,426,680	9,672,781	7,517,953	(1,039,031)	662,923	88,044,334
NT Diversified Bond Fund	306,875,287	74,091,541	45,152,480	(879,088)	8,509,171	337,960,669
Short Duration Inflation Protection Bond Fund	27,431,766	6,120,105	907,491	(39,926)	3,070	33,016,523
NT Emerging Markets Fund	45,734,668	10,555,179	5,058,313	(595,536)	151,164	49,793,109
NT Global Real Estate Fund	29,943,305	4,025,754	2,360,838	(167,445)	757,146	31,630,504
NT International Growth Fund	99,529,358	24,857,259	8,230,136	(541,514)	3,753,898	104,239,562
NT International Small-Mid Cap Fund	16,046,153	1,758,662	1,079,342	27,215	130,832	16,181,862
NT International Value Fund	69,925,278	21,432,421	9,015,977	(1,068,553)	1,615,531	74,655,774
Global Bond Fund	90,375,097	12,124,082	6,891,733	(122,705)	522,398	98,442,178
International Bond Fund	38,115,811	8,827,245	3,689,037	(631,218)	978,527	47,000,037
U.S. Government Money Market Fund(3)	86,395,934	13,048,496	6,463,849	—	6,562	92,980,581
	$1,729,985,508	$396,021,460	$181,176,304	$(14,070,372)	$76,744,968	$1,864,388,056

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2016

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.2%
NT Core Equity Plus Fund Institutional Class	5,246,314	68,621,786
NT Disciplined Growth Fund Institutional Class	6,550,331	61,704,115
NT Equity Growth Fund Institutional Class	17,688,590	196,343,346
NT Growth Fund Institutional Class	13,072,633	183,670,500
NT Heritage Fund Institutional Class	8,400,387	101,308,664
NT Large Company Value Fund Institutional Class	20,647,548	225,058,275
NT Mid Cap Value Fund Institutional Class	10,575,723	129,129,583
NT Small Company Fund Institutional Class	7,731,099	65,327,783
		1,031,164,052
Domestic Fixed Income Funds — 24.4%
High-Yield Fund Institutional Class	11,524,802	63,501,661
Inflation-Adjusted Bond Fund Institutional Class	9,604,758	113,336,150
NT Diversified Bond Fund Institutional Class	30,892,936	336,115,142
Short Duration Inflation Protection Bond Fund Institutional Class	942,394	9,640,690
		522,593,643
International Equity Funds — 17.3%
NT Emerging Markets Fund Institutional Class	6,871,250	67,819,239
NT Global Real Estate Fund Institutional Class	4,409,999	41,894,993
NT International Growth Fund Institutional Class	13,502,919	136,109,428
NT International Small-Mid Cap Fund Institutional Class	2,498,987	25,389,707
NT International Value Fund Institutional Class	11,433,183	99,240,032
		370,453,399
International Fixed Income Funds — 5.1%
Global Bond Fund Institutional Class	9,803,218	99,208,564
International Bond Fund Institutional Class	753,865	9,935,941
		109,144,505
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	106,362,038	106,362,038
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,978,348,001)		2,139,717,637
OTHER ASSETS AND LIABILITIES†		5,961
TOTAL NET ASSETS — 100.0%		$2,139,723,598

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,006,565,824
Gross tax appreciation of investments	$157,294,976
Gross tax depreciation of investments	(24,143,163)
Net tax appreciation (depreciation) of investments	$133,151,813

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$67,498,413	$9,896,640	$1,528,174	$(144,901)	$4,253,484	$68,621,786
NT Disciplined Growth Fund	62,026,540	5,569,498	2,357,409	(124,343)	365,134	61,704,115
NT Equity Growth Fund	190,771,220	33,188,653	8,353,799	(921,791)	11,523,532	196,343,346
NT Growth Fund	184,847,637	30,990,337	14,741,327	76,493	11,578,710	183,670,500
NT Heritage Fund	98,381,838	24,299,821	7,619,271	(885,935)	7,626,599	101,308,664
NT Large Company Value Fund	218,763,549	52,905,837	23,713,313	(2,086,194)	21,108,304	225,058,275
NT Mid Cap Value Fund	124,102,598	19,693,028	12,037,947	(968,074)	10,109,343	129,129,583
NT Small Company Fund	63,519,225	14,784,603	3,673,672	(453,259)	5,109,900	65,327,783
High-Yield Fund	58,729,196	7,898,877	829,802	(97,481)	2,562,334	63,501,661
Inflation-Adjusted Bond Fund	111,883,593	9,504,743	11,327,267	(1,538,551)	864,292	113,336,150
NT Diversified Bond Fund	317,553,060	62,551,187	45,857,697	(747,787)	8,556,821	336,115,142
Short Duration Inflation Protection Bond Fund	6,812,096	2,913,527	198,324	(8,188)	931	9,640,690
NT Emerging Markets Fund	64,850,899	10,010,488	4,554,986	(588,226)	209,620	67,819,239
NT Global Real Estate Fund	41,333,660	3,623,763	2,973,999	(185,951)	1,012,305	41,894,993
NT International Growth Fund	134,269,245	25,908,480	7,659,085	(276,368)	4,997,325	136,109,428
NT International Small-Mid Cap Fund	25,414,468	2,970,084	2,129,247	65,695	206,792	25,389,707
NT International Value Fund	96,049,054	21,843,239	7,470,008	(835,610)	2,179,883	99,240,032
Global Bond Fund	95,551,004	8,890,390	8,081,803	(138,689)	539,349	99,208,564
International Bond Fund	4,125,821	5,433,963	308,240	(15,706)	190,203	9,935,941
U.S. Government Money Market Fund(3)	103,488,350	10,848,639	7,974,951	—	7,628	106,362,038
	$2,069,971,466	$363,725,797	$173,390,321	$(9,874,866)	$93,002,489	$2,139,717,637

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2016

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.2%
NT Core Equity Plus Fund Institutional Class	3,631,797	47,503,899
NT Disciplined Growth Fund Institutional Class	4,547,980	42,841,968
NT Equity Growth Fund Institutional Class	12,302,324	136,555,799
NT Growth Fund Institutional Class	9,541,421	134,056,960
NT Heritage Fund Institutional Class	6,408,420	77,285,546
NT Large Company Value Fund Institutional Class	15,403,214	167,895,028
NT Mid Cap Value Fund Institutional Class	7,447,085	90,928,905
NT Small Company Fund Institutional Class	5,273,749	44,563,179
		741,631,284
Domestic Fixed Income Funds — 21.0%
High-Yield Fund Institutional Class	6,457,056	35,578,380
Inflation-Adjusted Bond Fund Institutional Class	6,106,036	72,051,229
NT Diversified Bond Fund Institutional Class	17,607,297	191,567,396
		299,197,005
International Equity Funds — 19.5%
NT Emerging Markets Fund Institutional Class	5,936,057	58,588,884
NT Global Real Estate Fund Institutional Class	3,251,490	30,889,153
NT International Growth Fund Institutional Class	9,407,840	94,831,032
NT International Small-Mid Cap Fund Institutional Class	2,066,354	20,994,155
NT International Value Fund Institutional Class	8,203,618	71,207,401
		276,510,625
International Fixed Income Funds — 4.2%
Global Bond Fund Institutional Class	5,905,245	59,761,077
Money Market Funds — 3.1%
U.S. Government Money Market Fund Investor Class	44,092,116	44,092,116
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,368,801,104)		1,421,192,107
OTHER ASSETS AND LIABILITIES†		24,090
TOTAL NET ASSETS — 100.0%		$1,421,216,197

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,380,528,706
Gross tax appreciation of investments	$56,940,016
Gross tax depreciation of investments	(16,276,615)
Net tax appreciation (depreciation) of investments	$40,663,401

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$45,466,882	$8,838,919	$2,039,776	$(341,827)	$2,960,563	$47,503,899
NT Disciplined Growth Fund	40,846,699	5,230,384	902,329	(48,331)	249,677	42,841,968
NT Equity Growth Fund	128,722,250	27,802,211	7,266,806	(869,194)	7,849,316	136,555,799
NT Growth Fund	126,633,113	28,165,734	9,123,149	(364,117)	8,167,364	134,056,960
NT Heritage Fund	72,227,459	20,699,490	5,548,287	(629,135)	5,647,260	77,285,546
NT Large Company Value Fund	154,311,327	44,742,961	15,596,933	(2,197,370)	15,207,291	167,895,028
NT Mid Cap Value Fund	83,700,170	17,244,598	8,501,907	(835,332)	6,944,456	90,928,905
NT Small Company Fund	40,523,447	11,874,118	1,743,183	(280,520)	3,432,229	44,563,179
High-Yield Fund	31,595,930	6,849,867	1,816,721	(198,298)	1,401,586	35,578,380
Inflation-Adjusted Bond Fund	64,079,672	11,985,522	6,111,329	(917,442)	527,402	72,051,229
NT Diversified Bond Fund	170,282,807	45,896,867	25,815,548	(501,430)	4,746,676	191,567,396
NT Emerging Markets Fund	54,797,379	13,018,966	7,564,220	(932,777)	183,155	58,588,884
NT Global Real Estate Fund	29,078,399	3,907,803	2,055,718	(137,906)	738,200	30,889,153
NT International Growth Fund	86,918,273	23,744,014	5,319,383	(458,010)	3,369,212	94,831,032
NT International Small-Mid Cap Fund	19,939,905	3,270,868	1,579,657	41,003	168,312	20,994,155
NT International Value Fund	63,525,705	20,863,326	5,928,532	(727,335)	1,495,649	71,207,401
Global Bond Fund	54,685,296	8,683,614	5,323,958	(94,470)	315,861	59,761,077
U.S. Government Money Market Fund(3)	35,565,915	11,182,861	2,656,660	—	2,911	44,092,116
	$1,302,900,628	$314,002,123	$114,894,096	$(9,492,491)	$63,407,120	$1,421,192,107

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2016

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.8%
NT Core Equity Plus Fund Institutional Class	4,558,842	59,629,657
NT Disciplined Growth Fund Institutional Class	5,171,215	48,712,841
NT Equity Growth Fund Institutional Class	14,153,596	157,104,919
NT Growth Fund Institutional Class	11,318,975	159,031,592
NT Heritage Fund Institutional Class	8,208,774	98,997,809
NT Large Company Value Fund Institutional Class	18,638,689	203,161,711
NT Mid Cap Value Fund Institutional Class	8,932,141	109,061,445
NT Small Company Fund Institutional Class	5,487,352	46,368,128
		882,068,102
International Equity Funds — 21.2%
NT Emerging Markets Fund Institutional Class	7,796,982	76,956,210
NT Global Real Estate Fund Institutional Class	3,972,068	37,734,647
NT International Growth Fund Institutional Class	10,477,057	105,608,735
NT International Small-Mid Cap Fund Institutional Class	2,710,306	27,536,712
NT International Value Fund Institutional Class	9,362,706	81,268,286
		329,104,590
Domestic Fixed Income Funds — 17.6%
High-Yield Fund Institutional Class	5,911,673	32,573,316
Inflation-Adjusted Bond Fund Institutional Class	5,544,400	65,423,915
NT Diversified Bond Fund Institutional Class	16,058,103	174,712,162
		272,709,393
International Fixed Income Funds — 3.8%
Global Bond Fund Institutional Class	5,899,926	59,707,248
Money Market Funds — 0.6%
U.S. Government Money Market Fund Investor Class	9,373,365	9,373,365
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,453,446,460)		1,552,962,698
OTHER ASSETS AND LIABILITIES†		15,926
TOTAL NET ASSETS — 100.0%		$1,552,978,624

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,474,280,477
Gross tax appreciation of investments	$97,265,936
Gross tax depreciation of investments	(18,583,715)
Net tax appreciation (depreciation) of investments	$78,682,221

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$61,567,343	$6,238,634	$1,578,302	$(93,539)	$3,753,381	$59,629,657
NT Disciplined Growth Fund	48,476,415	3,997,626	871,679	(32,894)	288,546	48,712,841
NT Equity Growth Fund	152,121,546	24,434,320	3,606,259	(357,606)	9,152,561	157,104,919
NT Growth Fund	156,184,411	25,857,882	8,105,067	149,461	9,854,297	159,031,592
NT Heritage Fund	96,727,920	21,133,232	5,035,896	(360,064)	7,380,818	98,997,809
NT Large Company Value Fund	194,197,872	48,117,471	18,591,013	(2,060,709)	18,889,259	203,161,711
NT Mid Cap Value Fund	104,511,046	15,252,785	8,160,400	(496,653)	8,395,714	109,061,445
NT Small Company Fund	43,879,877	9,912,666	612,349	(34,812)	3,599,709	46,368,128
NT Emerging Markets Fund	74,785,693	12,535,935	7,527,784	(759,870)	240,207	76,956,210
NT Global Real Estate Fund	37,271,039	3,798,866	3,240,016	(181,862)	911,777	37,734,647
NT International Growth Fund	103,364,416	21,354,510	6,596,958	(211,380)	3,826,483	105,608,735
NT International Small-Mid Cap Fund	27,647,725	3,018,742	2,178,555	75,606	226,644	27,536,712
NT International Value Fund	75,462,779	19,925,024	5,234,161	(473,488)	1,727,133	81,268,286
High-Yield Fund	29,940,828	4,409,146	613,685	(79,520)	1,297,139	32,573,316
Inflation-Adjusted Bond Fund	60,484,301	9,286,219	6,192,819	(828,555)	488,086	65,423,915
NT Diversified Bond Fund	158,647,574	39,345,212	24,214,120	(337,957)	4,356,620	174,712,162
Global Bond Fund	56,315,680	7,371,751	5,680,838	(96,471)	321,753	59,707,248
U.S. Government Money Market Fund(3)	3,714,267	5,813,503	154,405	—	491	9,373,365
	$1,485,300,732	$281,803,524	$108,194,306	$(6,180,313)	$74,710,618	$1,552,962,698

(1) Underlying fund investments represent Institutional Class, except U.S. Government Money Market Fund Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2016

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
NT Core Equity Plus Fund Institutional Class	2,847,251	37,242,048
NT Disciplined Growth Fund Institutional Class	2,940,510	27,699,607
NT Equity Growth Fund Institutional Class	7,718,888	85,679,657
NT Growth Fund Institutional Class	6,388,537	89,758,950
NT Heritage Fund Institutional Class	4,598,693	55,460,237
NT Large Company Value Fund Institutional Class	10,686,167	116,479,220
NT Mid Cap Value Fund Institutional Class	4,821,880	58,875,159
NT Small Company Fund Institutional Class	3,219,041	27,200,900
		498,395,778
International Equity Funds — 22.6%
NT Emerging Markets Fund Institutional Class	4,917,020	48,530,983
NT Global Real Estate Fund Institutional Class	2,392,910	22,732,644
NT International Growth Fund Institutional Class	5,585,566	56,302,500
NT International Small-Mid Cap Fund Institutional Class	1,730,179	17,578,623
NT International Value Fund Institutional Class	5,289,457	45,912,486
		191,057,236
Domestic Fixed Income Funds — 15.0%
High-Yield Fund Institutional Class	2,821,186	15,544,734
Inflation-Adjusted Bond Fund Institutional Class	2,614,710	30,853,578
NT Diversified Bond Fund Institutional Class	7,437,245	80,917,222
		127,315,534
International Fixed Income Funds — 3.5%
Global Bond Fund Institutional Class	2,894,636	29,293,720
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $829,217,877)		846,062,268
OTHER ASSETS AND LIABILITIES†		(90,101)
TOTAL NET ASSETS — 100.0%		$845,972,167

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$837,032,911
Gross tax appreciation of investments	$19,699,571
Gross tax depreciation of investments	(10,670,214)
Net tax appreciation (depreciation) of investments	$9,029,357

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$33,887,672	$7,614,732	$512,377	$(74,984)	$2,219,797	$37,242,048
NT Disciplined Growth Fund	25,512,151	4,272,663	606,544	(35,164)	157,400	27,699,607
NT Equity Growth Fund	77,202,083	19,545,690	3,223,811	(463,061)	4,821,697	85,679,657
NT Growth Fund	80,736,033	21,707,457	5,138,206	(261,206)	5,375,084	89,758,950
NT Heritage Fund	49,245,955	15,938,793	2,630,211	(401,590)	4,009,250	55,460,237
NT Large Company Value Fund	102,749,901	33,430,365	9,053,039	(1,377,511)	10,387,005	116,479,220
NT Mid Cap Value Fund	51,770,946	12,659,513	4,533,576	(414,962)	4,400,035	58,875,159
NT Small Company Fund	25,191,285	7,739,936	2,035,837	(200,208)	2,063,173	27,200,900
NT Emerging Markets Fund	44,198,890	11,300,607	5,668,972	(604,422)	146,181	48,530,983
NT Global Real Estate Fund	20,530,826	4,019,588	1,850,907	(127,838)	527,857	22,732,644
NT International Growth Fund	50,213,090	15,159,529	2,948,256	(280,212)	1,981,564	56,302,500
NT International Small-Mid Cap Fund	16,192,474	3,346,753	1,481,894	1,721	141,514	17,578,623
NT International Value Fund	39,897,061	13,737,708	3,158,467	(415,015)	944,134	45,912,486
High-Yield Fund	13,321,023	3,602,994	968,807	(106,994)	602,118	15,544,734
Inflation-Adjusted Bond Fund	26,706,973	5,988,956	2,752,918	(393,056)	223,020	30,853,578
NT Diversified Bond Fund	70,305,247	20,613,327	10,500,189	(186,116)	1,978,557	80,917,222
Global Bond Fund	25,771,878	5,282,076	2,593,684	(46,504)	152,914	29,293,720
	$753,433,488	$205,960,687	$59,657,695	$(5,387,122)	$40,131,300	$846,062,268

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2016

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.9%
NT Core Equity Plus Fund Institutional Class	1,108,960	14,505,201
NT Disciplined Growth Fund Institutional Class	1,189,909	11,208,941
NT Equity Growth Fund Institutional Class	3,125,929	34,697,816
NT Growth Fund Institutional Class	2,546,018	35,771,553
NT Heritage Fund Institutional Class	1,825,253	22,012,554
NT Large Company Value Fund Institutional Class	4,256,277	46,393,415
NT Mid Cap Value Fund Institutional Class	1,837,840	22,440,031
NT Small Company Fund Institutional Class	1,432,550	12,105,046
		199,134,557
International Equity Funds — 23.4%
NT Emerging Markets Fund Institutional Class	2,141,047	21,132,132
NT Global Real Estate Fund Institutional Class	1,009,016	9,585,649
NT International Growth Fund Institutional Class	1,975,763	19,915,689
NT International Small-Mid Cap Fund Institutional Class	781,117	7,936,145
NT International Value Fund Institutional Class	2,072,336	17,987,876
		76,557,491
Domestic Fixed Income Funds — 12.6%
High-Yield Fund Institutional Class	919,167	5,064,612
Inflation-Adjusted Bond Fund Institutional Class	853,290	10,068,827
NT Diversified Bond Fund Institutional Class	2,383,402	25,931,409
		41,064,848
International Fixed Income Funds — 3.1%
Global Bond Fund Institutional Class	1,007,377	10,194,651
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $335,086,277)		326,951,547
OTHER ASSETS AND LIABILITIES†		6,159
TOTAL NET ASSETS — 100.0%		$326,957,706

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$337,107,737
Gross tax appreciation of investments	$972,053
Gross tax depreciation of investments	(11,128,243)
Net tax appreciation (depreciation) of investments	$(10,156,190)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$10,685,895	$5,188,036	$145,006	$(18,180)	$751,209	$14,505,201
NT Disciplined Growth Fund	8,255,572	3,510,888	72,850	(2,203)	55,269	11,208,941
NT Equity Growth Fund	25,376,410	12,924,546	963,479	(120,118)	1,717,199	34,697,816
NT Growth Fund	26,024,433	13,725,371	1,422,979	(67,166)	1,884,786	35,771,553
NT Heritage Fund(3)	15,984,450	8,852,857	383,989	(21,824)	1,402,907	22,012,554
NT Large Company Value Fund	33,480,938	18,895,641	2,478,446	(292,728)	3,664,342	46,393,415
NT Mid Cap Value Fund	16,036,456	7,398,249	741,003	(28,480)	1,475,865	22,440,031
NT Small Company Fund	9,141,578	4,922,527	559,117	(37,688)	811,175	12,105,046
NT Emerging Markets Fund	15,343,694	7,473,933	1,366,014	(185,750)	56,181	21,132,132
NT Global Real Estate Fund	7,055,957	2,865,774	385,975	(23,766)	194,445	9,585,649
NT International Growth Fund	14,258,947	8,022,208	598,258	(52,038)	608,724	19,915,689
NT International Small-Mid Cap Fund	5,809,954	2,526,602	274,584	(8,037)	54,790	7,936,145
NT International Value Fund	12,928,711	7,467,392	944,095	(112,042)	332,567	17,987,876
High-Yield Fund	3,563,558	1,787,258	203,365	(22,587)	173,307	5,064,612
Inflation-Adjusted Bond Fund	7,086,698	3,386,951	665,111	(78,370)	63,007	10,068,827
NT Diversified Bond Fund	17,924,026	10,368,344	2,537,245	(42,930)	553,283	25,931,409
Global Bond Fund	7,166,872	3,324,054	561,508	(9,623)	45,905	10,194,651
	$236,124,149	$122,640,631	$14,303,024	$(1,123,530)	$13,844,961	$326,951,547

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2016

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund Institutional Class	8,589	112,342
NT Disciplined Growth Fund Institutional Class	9,314	87,739
NT Equity Growth Fund Institutional Class	24,245	269,118
NT Growth Fund Institutional Class	19,688	276,615
NT Heritage Fund Institutional Class	14,065	169,625
NT Large Company Value Fund Institutional Class	32,784	357,348
NT Mid Cap Value Fund Institutional Class	13,870	169,350
NT Small Company Fund Institutional Class	11,803	99,740
		1,541,877
International Equity Funds — 23.5%
NT Emerging Markets Fund Institutional Class	16,617	164,009
NT Global Real Estate Fund Institutional Class	7,924	75,277
NT International Growth Fund Institutional Class	14,960	150,795
NT International Small-Mid Cap Fund Institutional Class	6,206	63,052
NT International Value Fund Institutional Class	15,896	137,981
		591,114
Domestic Fixed Income Funds — 12.1%
High-Yield Fund Institutional Class	6,890	37,965
Inflation-Adjusted Bond Fund Institutional Class	6,437	75,954
NT Diversified Bond Fund Institutional Class	17,449	189,850
		303,769
International Fixed Income Funds — 3.0%
Global Bond Fund Institutional Class	7,477	75,671
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,392,210)		2,512,431
OTHER ASSETS AND LIABILITIES†		(1)
TOTAL NET ASSETS — 100.0%		$2,512,430

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,409,230
Gross tax appreciation of investments	$103,201
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$103,201

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the period September 30, 2015 (fund inception) through April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$—	$118,529	$9,697	$(831)	$772	$112,342
NT Disciplined Growth Fund	—	92,088	7,413	(326)	54	87,739
NT Equity Growth Fund	—	282,727	24,324	(1,845)	2,230	269,118
NT Growth Fund	—	293,475	25,356	(2,042)	1,796	276,615
NT Heritage Fund	—	177,313	16,757	(2,059)	1,333	169,625
NT Large Company Value Fund	—	367,318	34,774	(3,662)	4,101	357,348
NT Mid Cap Value Fund	—	169,545	14,456	(1,096)	1,548	169,350
NT Small Company Fund	—	103,527	9,504	(1,217)	865	99,740
NT Emerging Markets Fund	—	166,713	15,810	(821)	53	164,009
NT Global Real Estate Fund	—	77,646	6,282	(246)	202	75,277
NT International Growth Fund	—	158,417	13,204	(1,215)	576	150,795
NT International Small-Mid Cap Fund	—	65,396	5,219	(261)	53	63,052
NT International Value Fund	—	142,863	11,586	(1,045)	318	137,981
High-Yield Fund	—	38,886	2,880	(130)	492	37,965
Inflation-Adjusted Bond Fund	—	78,043	4,364	(5)	75	75,954
NT Diversified Bond Fund	—	198,465	11,209	(126)	1,146	189,850
Global Bond Fund	—	78,667	4,572	(2)	47	75,671
	$—	$2,609,618	$217,407	$(16,929)	$15,661	$2,512,431

(1) Underlying fund investments represent Institutional Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio R6
April 30, 2016

One Choice In Retirement Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.0%
NT Core Equity Plus Fund Institutional Class	259,912	3,399,645
NT Disciplined Growth Fund Institutional Class	180,089	1,696,434
NT Equity Growth Fund Institutional Class	1,033,461	11,471,421
NT Growth Fund R6 Class	364,815	5,121,998
NT Heritage Fund R6 Class	216,508	2,621,911
NT Large Company Value Fund R6 Class	1,010,426	11,013,638
NT Mid Cap Value Fund R6 Class	429,714	5,246,803
NT Small Company Fund Institutional Class	275,219	2,325,597
		42,897,447
Domestic Fixed Income Funds — 33.2%
High-Yield Fund R6 Class	810,187	4,456,027
Inflation-Adjusted Bond Fund Institutional Class	147,127	1,736,104
NT Diversified Bond Fund R6 Class	2,312,580	25,160,875
Short Duration Inflation Protection Bond Fund R6 Class	690,240	7,061,156
		38,414,162
International Fixed Income Funds — 12.0%
Global Bond Fund R6 Class	798,205	8,077,835
International Bond Fund R6 Class	445,426	5,866,263
		13,944,098
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	11,558,981	11,558,981
International Equity Funds — 7.8%
NT Global Real Estate Fund R6 Class	121,396	1,154,475
NT International Growth Fund R6 Class	521,446	5,256,176
NT International Value Fund R6 Class	304,440	2,645,584
		9,056,235
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $117,682,673)		115,870,923
OTHER ASSETS AND LIABILITIES†		(151)
TOTAL NET ASSETS — 100.0%		$115,870,772

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$119,200,601
Gross tax appreciation of investments	$609,574
Gross tax depreciation of investments	(3,939,252)
Net tax appreciation (depreciation) of investments	$(3,329,678)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,414,588	$1,511,447	$247,950	$(27,493)	$179,204	$3,399,645
NT Disciplined Growth Fund	1,208,082	676,088	115,745	(9,275)	8,376	1,696,434
NT Equity Growth Fund	8,024,455	5,567,053	1,298,826	(139,498)	573,380	11,471,421
NT Growth Fund	3,613,779	2,484,182	588,373	(58,959)	304,851	5,121,998
NT Heritage Fund	1,808,733	1,320,077	212,525	(31,966)	180,180	2,621,911
NT Large Company Value Fund	7,592,602	5,826,034	1,657,382	(196,502)	872,877	11,013,638
NT Mid Cap Value Fund	3,617,348	2,267,092	627,791	(61,429)	349,465	5,246,803
NT Small Company Fund	1,612,044	1,192,688	227,929	(38,194)	155,358	2,325,597
High-Yield Fund	3,075,662	2,045,118	632,269	(64,121)	160,402	4,456,027
Inflation-Adjusted Bond Fund	1,210,720	670,191	188,551	(6,323)	11,857	1,736,104
NT Diversified Bond Fund	17,425,797	12,476,745	5,002,753	(85,383)	561,008	25,160,875
Short Duration Inflation Protection Bond Fund	4,904,892	2,929,394	887,785	(28,175)	3,648	7,061,156
Global Bond Fund	5,640,425	3,254,531	1,052,897	(18,773)	41,040	8,077,835
International Bond Fund	4,022,391	2,546,537	1,220,371	(95,629)	108,891	5,866,263
U.S. Government Money Market Fund(3)	8,024,410	5,159,367	1,624,796	—	717	11,558,981
NT Global Real Estate Fund	807,471	419,817	80,458	(7,835)	24,569	1,154,475
NT International Growth Fund	3,629,223	2,579,883	459,613	(54,722)	181,575	5,256,176
NT International Value Fund	1,818,973	1,227,938	162,745	(20,823)	55,174	2,645,584
	$80,451,595	$54,154,182	$16,288,759	$(945,100)	$3,772,572	$115,870,923

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio R6
April 30, 2016

One Choice 2020 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	366,448	4,793,143
NT Disciplined Growth Fund Institutional Class	302,451	2,849,087
NT Equity Growth Fund Institutional Class	1,410,417	15,655,629
NT Growth Fund R6 Class	591,060	8,298,477
NT Heritage Fund R6 Class	383,692	4,646,514
NT Large Company Value Fund R6 Class	1,401,715	15,278,691
NT Mid Cap Value Fund R6 Class	659,564	8,053,273
NT Small Company Fund Institutional Class	341,217	2,883,282
		62,458,096
Domestic Fixed Income Funds — 32.2%
High-Yield Fund R6 Class	1,099,672	6,048,196
Inflation-Adjusted Bond Fund Institutional Class	349,969	4,129,636
NT Diversified Bond Fund R6 Class	3,118,682	33,931,259
Short Duration Inflation Protection Bond Fund R6 Class	773,378	7,911,657
		52,020,748
International Fixed Income Funds — 11.3%
Global Bond Fund R6 Class	1,043,838	10,563,642
International Bond Fund R6 Class	581,308	7,655,826
		18,219,468
International Equity Funds — 9.8%
NT Emerging Markets Fund R6 Class	154,167	1,520,086
NT Global Real Estate Fund R6 Class	200,101	1,902,964
NT International Growth Fund R6 Class	754,487	7,605,225
NT International Small-Mid Cap Fund R6 Class	37,384	379,824
NT International Value Fund R6 Class	503,499	4,375,406
		15,783,505
Money Market Funds — 8.1%
U.S. Government Money Market Fund Investor Class	13,156,211	13,156,211
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $164,858,571)		161,638,028
OTHER ASSETS AND LIABILITIES†		(203)
TOTAL NET ASSETS — 100.0%		$161,637,825

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$166,759,524
Gross tax appreciation of investments	$752,218
Gross tax depreciation of investments	(5,873,714)
Net tax appreciation (depreciation) of investments	$(5,121,496)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,565,840	$1,851,374	$227,093	$(22,413)	$247,832	$4,793,143
NT Disciplined Growth Fund	2,184,074	935,516	140,018	(9,874)	14,149	2,849,087
NT Equity Growth Fund	11,580,572	6,893,032	1,694,269	(184,202)	782,465	15,655,629
NT Growth Fund	6,266,638	3,468,466	819,798	(73,417)	474,658	8,298,477
NT Heritage Fund	3,637,290	2,139,308	631,639	(92,779)	317,381	4,646,514
NT Large Company Value Fund	11,389,447	7,602,423	2,716,706	(334,975)	1,235,950	15,278,691
NT Mid Cap Value Fund	6,131,680	3,039,938	1,092,021	(81,237)	546,487	8,053,273
NT Small Company Fund	2,116,885	1,308,990	219,554	(30,494)	189,371	2,883,282
High-Yield Fund	4,409,919	2,396,545	668,891	(57,317)	220,659	6,048,196
Inflation-Adjusted Bond Fund	3,254,989	1,284,532	514,086	(22,519)	28,046	4,129,636
NT Diversified Bond Fund	24,725,972	14,564,265	5,689,087	(111,503)	764,759	33,931,259
Short Duration Inflation Protection Bond Fund	5,512,484	2,980,197	692,562	(19,537)	3,939	7,911,657
Global Bond Fund	7,678,827	3,730,951	1,145,350	(20,806)	52,821	10,563,642
International Bond Fund	5,424,132	2,691,331	1,098,057	(117,078)	142,033	7,655,826
NT Emerging Markets Fund	1,191,782	634,055	297,259	(40,484)	6,425	1,520,086
NT Global Real Estate Fund	1,466,270	607,293	184,210	(10,556)	41,069	1,902,964
NT International Growth Fund	5,630,310	3,373,168	687,923	(75,923)	258,081	7,605,225
NT International Small-Mid Cap Fund	332,514	109,538	51,162	(2,070)	3,171	379,824
NT International Value Fund	3,365,930	1,968,395	598,245	(72,923)	90,710	4,375,406
U.S. Government Money Market Fund(3)	9,211,606	5,194,954	1,250,349	—	809	13,156,211
	$119,077,161	$66,774,271	$20,418,279	$(1,380,107)	$5,420,815	$161,638,028

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio R6
April 30, 2016

One Choice 2025 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.5%
NT Core Equity Plus Fund Institutional Class	400,800	5,242,466
NT Disciplined Growth Fund Institutional Class	402,186	3,788,593
NT Equity Growth Fund Institutional Class	1,489,690	16,535,560
NT Growth Fund R6 Class	741,233	10,406,915
NT Heritage Fund R6 Class	573,813	6,948,869
NT Large Company Value Fund R6 Class	1,570,985	17,123,736
NT Mid Cap Value Fund R6 Class	831,582	10,153,619
NT Small Company Fund Institutional Class	361,092	3,051,223
		73,250,981
Domestic Fixed Income Funds — 30.6%
High-Yield Fund R6 Class	1,134,657	6,240,612
Inflation-Adjusted Bond Fund Institutional Class	561,801	6,629,250
NT Diversified Bond Fund R6 Class	3,234,934	35,196,087
Short Duration Inflation Protection Bond Fund R6 Class	567,959	5,810,225
		53,876,174
International Equity Funds — 12.2%
NT Emerging Markets Fund R6 Class	346,818	3,419,626
NT Global Real Estate Fund R6 Class	265,853	2,528,260
NT International Growth Fund R6 Class	857,230	8,640,881
NT International Small-Mid Cap Fund R6 Class	94,900	964,185
NT International Value Fund R6 Class	676,928	5,882,501
		21,435,453
International Fixed Income Funds — 10.1%
Global Bond Fund R6 Class	1,031,931	10,443,141
International Bond Fund R6 Class	562,033	7,401,975
		17,845,116
Money Market Funds — 5.6%
U.S. Government Money Market Fund Investor Class	9,948,020	9,948,020
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $180,373,225)		176,355,744
OTHER ASSETS AND LIABILITIES†		(209)
TOTAL NET ASSETS — 100.0%		$176,355,535

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$181,882,711
Gross tax appreciation of investments	$736,136
Gross tax depreciation of investments	(6,263,103)
Net tax appreciation (depreciation) of investments	$(5,526,967)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,701,101	$2,160,277	$204,000	$(21,364)	$258,429	$5,242,466
NT Disciplined Growth Fund	2,730,028	1,370,922	152,788	(10,938)	17,728	3,788,593
NT Equity Growth Fund	11,476,446	7,361,518	1,122,391	(109,880)	782,148	16,535,560
NT Growth Fund	7,396,166	4,443,634	651,419	(51,388)	576,744	10,406,915
NT Heritage Fund	5,027,237	3,226,178	531,608	(70,864)	460,180	6,948,869
NT Large Company Value Fund	11,967,783	8,244,710	1,924,204	(214,546)	1,307,683	17,123,736
NT Mid Cap Value Fund	7,299,193	3,924,475	1,068,464	(87,187)	646,581	10,153,619
NT Small Company Fund	2,179,375	1,475,692	283,223	(45,532)	200,995	3,051,223
High-Yield Fund	4,344,693	2,523,870	539,017	(40,940)	218,805	6,240,612
Inflation-Adjusted Bond Fund	4,862,961	2,241,876	638,157	(28,532)	42,617	6,629,250
NT Diversified Bond Fund	24,464,442	15,176,223	4,793,389	(112,706)	759,496	35,196,087
Short Duration Inflation Protection Bond Fund	3,798,059	2,291,824	356,736	(8,876)	2,715	5,810,225
NT Emerging Markets Fund	2,621,279	1,360,016	522,175	(64,766)	13,613	3,419,626
NT Global Real Estate Fund	1,826,912	837,400	152,590	(12,487)	51,341	2,528,260
NT International Growth Fund	6,134,484	3,820,883	525,087	(54,060)	279,368	8,640,881
NT International Small-Mid Cap Fund	739,917	329,952	81,576	(4,074)	7,708	964,185
NT International Value Fund	4,255,552	2,588,654	464,620	(55,334)	117,596	5,882,501
Global Bond Fund	7,205,746	3,732,321	780,761	(16,486)	49,109	10,443,141
International Bond Fund	5,010,041	2,598,754	792,073	(79,993)	129,774	7,401,975
U.S. Government Money Market Fund(3)	6,466,570	4,117,844	636,394	—	582	9,948,020
	$123,507,985	$73,827,023	$16,220,672	$(1,089,953)	$5,923,212	$176,355,744

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio R6
April 30, 2016

One Choice 2030 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.6%
NT Core Equity Plus Fund Institutional Class	398,262	5,209,267
NT Disciplined Growth Fund Institutional Class	468,067	4,409,189
NT Equity Growth Fund Institutional Class	1,458,594	16,190,391
NT Growth Fund R6 Class	883,448	12,403,613
NT Heritage Fund R6 Class	625,490	7,574,681
NT Large Company Value Fund R6 Class	1,643,710	17,916,441
NT Mid Cap Value Fund R6 Class	862,251	10,528,079
NT Small Company Fund Institutional Class	467,457	3,950,011
		78,181,672
Domestic Fixed Income Funds — 27.9%
High-Yield Fund R6 Class	1,046,543	5,755,985
Inflation-Adjusted Bond Fund Institutional Class	704,943	8,318,325
NT Diversified Bond Fund R6 Class	2,915,361	31,719,131
Short Duration Inflation Protection Bond Fund R6 Class	309,794	3,169,193
		48,962,634
International Equity Funds — 14.7%
NT Emerging Markets Fund R6 Class	467,358	4,608,150
NT Global Real Estate Fund R6 Class	309,741	2,945,636
NT International Growth Fund R6 Class	967,273	9,750,114
NT International Small-Mid Cap Fund R6 Class	147,171	1,495,256
NT International Value Fund R6 Class	809,476	7,034,350
		25,833,506
International Fixed Income Funds — 7.8%
Global Bond Fund R6 Class	916,810	9,278,114
International Bond Fund R6 Class	339,070	4,465,547
		13,743,661
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	8,785,175	8,785,175
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $180,333,529)		175,506,648
OTHER ASSETS AND LIABILITIES†		(194)
TOTAL NET ASSETS — 100.0%		$175,506,454

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$181,733,789
Gross tax appreciation of investments	$690,186
Gross tax depreciation of investments	(6,917,327)
Net tax appreciation (depreciation) of investments	$(6,227,141)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,899,613	$1,999,457	$270,866	$(30,095)	$267,822	$5,209,267
NT Disciplined Growth Fund	3,229,963	1,515,894	152,010	(11,889)	21,661	4,409,189
NT Equity Growth Fund	11,543,671	6,715,872	883,756	(95,480)	789,624	16,190,391
NT Growth Fund	9,021,823	5,111,740	805,383	(63,955)	702,294	12,403,613
NT Heritage Fund	5,458,210	3,362,909	403,420	(46,132)	499,907	7,574,681
NT Large Company Value Fund	12,768,931	7,877,052	1,397,121	(164,581)	1,430,632	17,916,441
NT Mid Cap Value Fund	7,557,055	3,752,877	706,464	(50,291)	707,943	10,528,079
NT Small Company Fund	2,998,432	1,763,048	382,128	(55,220)	264,217	3,950,011
High-Yield Fund	4,024,535	2,354,969	539,040	(47,478)	205,010	5,755,985
Inflation-Adjusted Bond Fund	6,013,629	2,938,141	835,320	(35,984)	54,234	8,318,325
NT Diversified Bond Fund	22,123,737	13,214,758	3,907,703	(95,025)	702,774	31,719,131
Short Duration Inflation Protection Bond Fund	1,997,938	1,256,720	126,789	(3,701)	1,508	3,169,193
NT Emerging Markets Fund	3,386,333	1,798,605	535,850	(77,574)	18,326	4,608,150
NT Global Real Estate Fund	2,166,391	992,402	240,597	(16,870)	62,600	2,945,636
NT International Growth Fund	7,240,529	4,297,159	905,466	(94,283)	325,727	9,750,114
NT International Small-Mid Cap Fund	1,142,218	497,799	113,408	(5,100)	12,302	1,495,256
NT International Value Fund	5,104,822	3,222,670	749,539	(104,148)	141,397	7,034,350
Global Bond Fund	6,492,348	3,274,423	744,694	(15,611)	44,642	9,278,114
International Bond Fund	2,757,870	1,612,785	227,490	(25,634)	79,481	4,465,547
U.S. Government Money Market Fund(3)	6,241,726	3,259,298	715,849	—	539	8,785,175
	$125,169,774	$70,818,578	$14,642,893	$(1,039,051)	$6,332,640	$175,506,648

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio R6
April 30, 2016

One Choice 2035 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 48.2%
NT Core Equity Plus Fund Institutional Class	330,919	4,328,425
NT Disciplined Growth Fund Institutional Class	413,138	3,891,756
NT Equity Growth Fund Institutional Class	1,112,862	12,352,768
NT Growth Fund R6 Class	832,155	11,683,462
NT Heritage Fund R6 Class	520,222	6,299,884
NT Large Company Value Fund R6 Class	1,288,446	14,044,065
NT Mid Cap Value Fund R6 Class	658,173	8,036,288
NT Small Company Fund Institutional Class	476,913	4,029,916
		64,666,564
Domestic Fixed Income Funds — 24.4%
High-Yield Fund R6 Class	716,651	3,941,579
Inflation-Adjusted Bond Fund Institutional Class	603,887	7,125,872
NT Diversified Bond Fund R6 Class	1,930,668	21,005,665
Short Duration Inflation Protection Bond Fund R6 Class	65,614	671,234
		32,744,350
International Equity Funds — 17.2%
NT Emerging Markets Fund R6 Class	424,017	4,180,809
NT Global Real Estate Fund R6 Class	273,298	2,599,063
NT International Growth Fund R6 Class	844,583	8,513,392
NT International Small-Mid Cap Fund R6 Class	156,022	1,585,180
NT International Value Fund R6 Class	711,240	6,180,677
		23,059,121
International Fixed Income Funds — 5.2%
Global Bond Fund R6 Class	619,735	6,271,715
International Bond Fund R6 Class	51,391	676,814
		6,948,529
Money Market Funds — 5.0%
U.S. Government Money Market Fund Investor Class	6,729,447	6,729,447
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $138,212,264)		134,148,011
OTHER ASSETS AND LIABILITIES†		(135)
TOTAL NET ASSETS — 100.0%		$134,147,876

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$139,336,444
Gross tax appreciation of investments	$395,222
Gross tax depreciation of investments	(5,583,655)
Net tax appreciation (depreciation) of investments	$(5,188,433)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,067,861	$1,799,595	$201,308	$(22,309)	$212,480	$4,328,425
NT Disciplined Growth Fund	2,801,336	1,437,922	186,185	(14,105)	18,226	3,891,756
NT Equity Growth Fund	8,725,448	5,309,723	800,248	(88,281)	585,214	12,352,768
NT Growth Fund	8,407,225	4,977,778	835,741	(66,025)	646,300	11,683,462
NT Heritage Fund	4,495,006	2,953,611	454,579	(45,940)	412,764	6,299,884
NT Large Company Value Fund	9,986,201	6,478,689	1,425,768	(146,731)	1,077,103	14,044,065
NT Mid Cap Value Fund	5,703,928	2,981,325	613,856	(49,863)	519,900	8,036,288
NT Small Company Fund	2,967,741	1,841,631	340,479	(42,914)	258,050	4,029,916
High-Yield Fund	2,696,717	1,574,060	272,918	(19,876)	137,238	3,941,579
Inflation-Adjusted Bond Fund	5,066,554	2,666,218	793,163	(39,253)	45,363	7,125,872
NT Diversified Bond Fund	14,476,838	9,205,418	2,868,705	(53,259)	451,771	21,005,665
Short Duration Inflation Protection Bond Fund	310,751	351,669	—	—	291	671,234
NT Emerging Markets Fund	3,035,751	1,694,836	508,774	(68,067)	16,363	4,180,809
NT Global Real Estate Fund	1,875,980	887,530	187,540	(16,552)	52,753	2,599,063
NT International Growth Fund	6,131,699	3,795,796	641,306	(68,282)	278,745	8,513,392
NT International Small-Mid Cap Fund	1,160,375	537,058	80,695	(5,681)	12,502	1,585,180
NT International Value Fund	4,447,801	2,870,921	646,325	(79,956)	122,938	6,180,677
Global Bond Fund	4,334,200	2,312,584	548,316	(11,122)	29,491	6,271,715
International Bond Fund	189,721	442,143	—	—	9,753	676,814
U.S. Government Money Market Fund(3)	4,718,552	2,635,657	624,762	—	404	6,729,447
	$94,599,685	$56,754,164	$12,030,668	$(838,216)	$4,887,649	$134,148,011

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio R6
April 30, 2016

One Choice 2040 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.3%
NT Core Equity Plus Fund Institutional Class	291,707	3,815,528
NT Disciplined Growth Fund Institutional Class	366,521	3,452,628
NT Equity Growth Fund Institutional Class	977,293	10,847,948
NT Growth Fund R6 Class	760,181	10,672,940
NT Heritage Fund R6 Class	502,536	6,085,711
NT Large Company Value Fund R6 Class	1,190,071	12,971,779
NT Mid Cap Value Fund R6 Class	578,905	7,068,429
NT Small Company Fund Institutional Class	412,928	3,489,242
		58,404,205
Domestic Fixed Income Funds — 21.0%
High-Yield Fund R6 Class	504,443	2,774,436
Inflation-Adjusted Bond Fund Institutional Class	479,262	5,655,291
NT Diversified Bond Fund R6 Class	1,377,478	14,986,963
		23,416,690
International Equity Funds — 19.4%
NT Emerging Markets Fund R6 Class	469,063	4,624,957
NT Global Real Estate Fund R6 Class	256,888	2,443,006
NT International Growth Fund R6 Class	737,962	7,438,655
NT International Small-Mid Cap Fund R6 Class	164,001	1,666,245
NT International Value Fund R6 Class	634,814	5,516,532
		21,689,395
International Fixed Income Funds — 4.2%
Global Bond Fund R6 Class	467,447	4,730,568
Money Market Funds — 3.1%
U.S. Government Money Market Fund Investor Class	3,507,730	3,507,730
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $115,582,052)		111,748,588
OTHER ASSETS AND LIABILITIES†		(95)
TOTAL NET ASSETS — 100.0%		$111,748,493

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$116,659,072
Gross tax appreciation of investments	$304,614
Gross tax depreciation of investments	(5,215,098)
Net tax appreciation (depreciation) of investments	$(4,910,484)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,787,727	$1,599,330	$270,268	$(29,357)	$195,304	$3,815,528
NT Disciplined Growth Fund	2,475,614	1,349,884	236,644	(17,767)	16,318	3,452,628
NT Equity Growth Fund	7,833,745	4,578,839	773,596	(80,722)	522,485	10,847,948
NT Growth Fund	7,701,883	4,893,693	1,159,736	(90,838)	590,286	10,672,940
NT Heritage Fund	4,425,768	3,035,640	729,231	(68,452)	396,116	6,085,711
NT Large Company Value Fund	9,391,702	5,882,697	1,369,873	(149,858)	1,013,600	12,971,779
NT Mid Cap Value Fund	5,107,653	2,656,068	657,330	(47,306)	464,488	7,068,429
NT Small Company Fund	2,504,379	1,731,595	374,812	(44,085)	227,821	3,489,242
High-Yield Fund	1,947,283	1,149,462	287,504	(22,480)	97,085	2,774,436
Inflation-Adjusted Bond Fund	3,906,511	2,248,227	646,911	(29,447)	35,868	5,655,291
NT Diversified Bond Fund	10,363,886	6,823,599	2,333,023	(35,158)	324,395	14,986,963
NT Emerging Markets Fund	3,392,511	1,982,423	726,137	(107,905)	18,505	4,624,957
NT Global Real Estate Fund	1,777,482	878,804	241,040	(21,064)	50,224	2,443,006
NT International Growth Fund	5,327,600	3,441,197	669,750	(68,212)	243,513	7,438,655
NT International Small-Mid Cap Fund	1,224,606	632,616	163,366	(8,925)	13,208	1,666,245
NT International Value Fund	3,925,615	2,626,326	619,517	(81,770)	109,049	5,516,532
Global Bond Fund	3,322,868	1,760,744	484,546	(9,619)	22,324	4,730,568
U.S. Government Money Market Fund(3)	2,185,829	1,540,097	218,196	—	201	3,507,730
	$79,602,662	$48,811,241	$11,961,480	$(912,965)	$4,340,790	$111,748,588

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio R6
April 30, 2016

One Choice 2045 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 57.0%
NT Core Equity Plus Fund Institutional Class	271,024	3,544,993
NT Disciplined Growth Fund Institutional Class	308,447	2,905,574
NT Equity Growth Fund Institutional Class	835,927	9,278,789
NT Growth Fund R6 Class	670,335	9,411,510
NT Heritage Fund R6 Class	478,854	5,798,921
NT Large Company Value Fund R6 Class	1,087,844	11,857,505
NT Mid Cap Value Fund R6 Class	522,036	6,374,063
NT Small Company Fund Institutional Class	319,368	2,698,663
		51,870,018
International Equity Funds — 21.1%
NT Emerging Markets Fund R6 Class	455,588	4,492,093
NT Global Real Estate Fund R6 Class	231,445	2,201,038
NT International Growth Fund R6 Class	613,109	6,180,135
NT International Small-Mid Cap Fund R6 Class	159,780	1,623,362
NT International Value Fund R6 Class	544,774	4,734,084
		19,230,712
Domestic Fixed Income Funds — 17.5%
High-Yield Fund R6 Class	348,137	1,914,753
Inflation-Adjusted Bond Fund Institutional Class	323,216	3,813,954
NT Diversified Bond Fund R6 Class	935,318	10,176,256
		15,904,963
International Fixed Income Funds — 3.8%
Global Bond Fund R6 Class	345,828	3,499,781
Money Market Funds — 0.6%
U.S. Government Money Market Fund Investor Class	561,627	561,627
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $94,175,351)		91,067,101
OTHER ASSETS AND LIABILITIES†		(65)
TOTAL NET ASSETS — 100.0%		$91,067,036

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$95,092,135
Gross tax appreciation of investments	$210,627
Gross tax depreciation of investments	(4,235,661)
Net tax appreciation (depreciation) of investments	$(4,025,034)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$2,502,184	$1,520,468	$203,579	$(22,131)	$178,850	$3,544,993
NT Disciplined Growth Fund	1,962,173	1,169,764	117,637	(10,724)	13,741	2,905,574
NT Equity Growth Fund	6,215,748	4,249,122	544,858	(59,022)	440,714	9,278,789
NT Growth Fund	6,370,591	4,420,814	716,988	(56,634)	513,838	9,411,510
NT Heritage Fund	3,945,355	2,812,499	339,608	(32,775)	373,192	5,798,921
NT Large Company Value Fund	7,939,889	5,792,967	1,069,451	(120,500)	915,629	11,857,505
NT Mid Cap Value Fund	4,306,975	2,557,041	479,551	(39,622)	409,689	6,374,063
NT Small Company Fund	1,819,956	1,334,103	171,737	(22,857)	171,902	2,698,663
NT Emerging Markets Fund	3,128,005	2,026,391	660,311	(99,937)	17,492	4,492,093
NT Global Real Estate Fund	1,508,269	786,005	118,573	(12,586)	45,188	2,201,038
NT International Growth Fund	4,222,489	2,939,494	450,781	(48,142)	199,496	6,180,135
NT International Small-Mid Cap Fund	1,129,345	629,094	112,565	(7,407)	12,806	1,623,362
NT International Value Fund	3,113,565	2,367,424	407,311	(62,212)	91,021	4,734,084
High-Yield Fund	1,236,671	852,586	154,499	(11,996)	65,324	1,914,753
Inflation-Adjusted Bond Fund	2,499,294	1,515,389	297,266	(14,718)	23,921	3,813,954
NT Diversified Bond Fund	6,475,559	4,905,275	1,298,670	(24,862)	216,746	10,176,256
Global Bond Fund	2,319,840	1,349,856	266,300	(5,708)	16,304	3,499,781
U.S. Government Money Market Fund(3)	152,091	409,536	—	—	26	561,627
	$60,847,999	$41,637,828	$7,409,685	$(651,833)	$3,705,879	$91,067,101

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Effective December 1, 2015, the name of Premium Money Market Fund was changed to U.S. Government Money Market Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio R6
April 30, 2016

One Choice 2050 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 59.0%
NT Core Equity Plus Fund Institutional Class	208,431	2,726,275
NT Disciplined Growth Fund Institutional Class	216,234	2,036,928
NT Equity Growth Fund Institutional Class	561,421	6,231,774
NT Growth Fund R6 Class	465,877	6,540,907
NT Heritage Fund R6 Class	331,488	4,014,321
NT Large Company Value Fund R6 Class	760,605	8,290,599
NT Mid Cap Value Fund R6 Class	345,221	4,215,146
NT Small Company Fund Institutional Class	232,563	1,965,157
		36,021,107
International Equity Funds — 22.5%
NT Emerging Markets Fund R6 Class	356,805	3,518,096
NT Global Real Estate Fund R6 Class	172,237	1,637,972
NT International Growth Fund R6 Class	403,148	4,063,732
NT International Small-Mid Cap Fund R6 Class	126,756	1,287,838
NT International Value Fund R6 Class	375,753	3,265,296
		13,772,934
Domestic Fixed Income Funds — 15.0%
High-Yield Fund R6 Class	201,280	1,107,039
Inflation-Adjusted Bond Fund Institutional Class	188,843	2,228,349
NT Diversified Bond Fund R6 Class	533,878	5,808,589
		9,143,977
International Fixed Income Funds — 3.5%
Global Bond Fund R6 Class	209,806	2,123,235
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $63,618,985)		61,061,253
OTHER ASSETS AND LIABILITIES†		(38)
TOTAL NET ASSETS — 100.0%		$61,061,215

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$64,077,506
Gross tax appreciation of investments	$129,141
Gross tax depreciation of investments	(3,145,394)
Net tax appreciation (depreciation) of investments	$(3,016,253)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,898,447	$1,129,658	$82,841	$(9,313)	$138,832	$2,726,275
NT Disciplined Growth Fund	1,412,735	771,321	65,628	(5,471)	9,767	2,036,928
NT Equity Growth Fund	4,305,353	2,613,878	227,362	(25,012)	302,509	6,231,774
NT Growth Fund	4,496,902	2,781,185	264,546	(21,768)	358,697	6,540,907
NT Heritage Fund	2,761,672	1,850,209	158,099	(16,210)	260,584	4,014,321
NT Large Company Value Fund	5,744,144	3,598,092	428,379	(50,845)	655,183	8,290,599
NT Mid Cap Value Fund	2,910,190	1,530,128	194,759	(15,266)	278,325	4,215,146
NT Small Company Fund	1,415,532	925,383	161,756	(20,534)	130,047	1,965,157
NT Emerging Markets Fund	2,478,996	1,412,518	352,782	(62,336)	13,638	3,518,096
NT Global Real Estate Fund	1,149,284	535,584	59,757	(5,743)	34,443	1,637,972
NT International Growth Fund	2,817,904	1,809,610	199,128	(24,231)	132,670	4,063,732
NT International Small-Mid Cap Fund	912,758	460,273	63,287	(3,723)	10,186	1,287,838
NT International Value Fund	2,236,181	1,494,815	215,382	(36,701)	63,997	3,265,296
High-Yield Fund	754,063	438,237	66,632	(4,982)	38,792	1,107,039
Inflation-Adjusted Bond Fund	1,504,397	816,084	144,440	(6,633)	14,304	2,228,349
NT Diversified Bond Fund	3,911,315	2,388,045	539,055	(12,334)	126,989	5,808,589
Global Bond Fund	1,452,136	747,720	133,660	(2,887)	10,163	2,123,235
	$42,162,009	$25,302,740	$3,357,493	$(323,989)	$2,579,126	$61,061,253

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio R6
April 30, 2016

One Choice 2055 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.0%
NT Core Equity Plus Fund Institutional Class	104,666	1,369,029
NT Disciplined Growth Fund Institutional Class	112,382	1,058,635
NT Equity Growth Fund Institutional Class	294,561	3,269,629
NT Growth Fund R6 Class	240,066	3,370,525
NT Heritage Fund R6 Class	171,452	2,076,286
NT Large Company Value Fund R6 Class	400,389	4,364,237
NT Mid Cap Value Fund R6 Class	172,919	2,111,341
NT Small Company Fund Institutional Class	134,712	1,138,319
		18,758,001
International Equity Funds — 23.5%
NT Emerging Markets Fund R6 Class	200,895	1,980,827
NT Global Real Estate Fund R6 Class	95,022	903,660
NT International Growth Fund R6 Class	185,554	1,870,384
NT International Small-Mid Cap Fund R6 Class	73,152	743,220
NT International Value Fund R6 Class	197,600	1,717,144
		7,215,235
Domestic Fixed Income Funds — 12.4%
High-Yield Fund R6 Class	85,643	471,035
Inflation-Adjusted Bond Fund Institutional Class	79,666	940,064
NT Diversified Bond Fund R6 Class	222,119	2,416,652
		3,827,751
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	93,967	950,943
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $31,711,339)		30,751,930
OTHER ASSETS AND LIABILITIES†		(16)
TOTAL NET ASSETS — 100.0%		$30,751,914

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$32,072,097
Gross tax appreciation of investments	$72,493
Gross tax depreciation of investments	(1,392,660)
Net tax appreciation (depreciation) of investments	$(1,320,167)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$856,537	$712,030	$110,739	$(13,893)	$64,975	$1,369,029
NT Disciplined Growth Fund	661,204	500,414	70,649	(5,679)	4,780	1,058,635
NT Equity Growth Fund	2,044,993	1,672,590	255,688	(32,570)	149,187	3,269,629
NT Growth Fund	2,091,581	1,797,359	316,814	(28,260)	174,840	3,370,525
NT Heritage Fund	1,282,010	1,163,630	184,223	(24,063)	126,646	2,076,286
NT Large Company Value Fund	2,705,980	2,311,169	408,860	(56,490)	321,553	4,364,237
NT Mid Cap Value Fund	1,298,312	970,405	166,949	(15,136)	129,835	2,111,341
NT Small Company Fund	732,379	639,979	133,870	(18,527)	70,326	1,138,319
NT Emerging Markets Fund	1,230,608	1,007,677	272,559	(44,563)	7,295	1,980,827
NT Global Real Estate Fund	562,799	403,276	75,261	(6,839)	17,600	903,660
NT International Growth Fund	1,141,183	1,040,156	174,122	(21,562)	56,910	1,870,384
NT International Small-Mid Cap Fund	464,598	352,965	69,725	(4,705)	5,534	743,220
NT International Value Fund	1,035,973	955,852	169,927	(26,889)	31,317	1,717,144
High-Yield Fund	286,434	232,954	45,392	(3,942)	15,698	471,035
Inflation-Adjusted Bond Fund	573,068	444,861	101,695	(3,777)	5,574	940,064
NT Diversified Bond Fund	1,456,826	1,237,467	298,505	(4,916)	49,750	2,416,652
Global Bond Fund	581,840	446,304	103,026	(1,494)	4,217	950,943
	$19,006,325	$15,889,088	$2,958,004	$(313,305)	$1,236,037	$30,751,930

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio R6
April 30, 2016

One Choice 2060 Portfolio R6 - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund Institutional Class	262	3,424
NT Disciplined Growth Fund Institutional Class	284	2,674
NT Equity Growth Fund Institutional Class	739	8,201
NT Growth Fund R6 Class	600	8,429
NT Heritage Fund R6 Class	427	5,169
NT Large Company Value Fund R6 Class	999	10,890
NT Mid Cap Value Fund R6 Class	423	5,164
NT Small Company Fund Institutional Class	360	3,040
		46,991
International Equity Funds — 23.5%
NT Emerging Markets Fund R6 Class	506	4,993
NT Global Real Estate Fund R6 Class	241	2,297
NT International Growth Fund R6 Class	456	4,595
NT International Small-Mid Cap Fund R6 Class	188	1,911
NT International Value Fund R6 Class	484	4,205
		18,001
Domestic Fixed Income Funds — 12.1%
High-Yield Fund R6 Class	210	1,156
Inflation-Adjusted Bond Fund Institutional Class	196	2,311
NT Diversified Bond Fund R6 Class	531	5,780
		9,247
International Fixed Income Funds — 3.0%
Global Bond Fund R6 Class	228	2,306
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $74,548)		76,545
OTHER ASSETS AND LIABILITIES†		10
TOTAL NET ASSETS — 100.0%		$76,555

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$74,573
Gross tax appreciation of investments	$1,972
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$1,972

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period September 30, 2015 (fund inception) through April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	—	$3,431	$14	$(1)	$75	$3,424
NT Disciplined Growth Fund	—	2,617	11	(1)	6	2,674
NT Equity Growth Fund	—	8,113	60	(1)	168	8,201
NT Growth Fund	—	8,481	139	5	192	8,429
NT Heritage Fund	—	5,131	23	(3)	138	5,169
NT Large Company Value Fund	—	10,656	159	2	366	10,890
NT Mid Cap Value Fund	—	4,953	70	—	144	5,164
NT Small Company Fund	—	3,027	26	2	81	3,040
NT Emerging Markets Fund	—	4,683	—	—	8	4,993
NT Global Real Estate Fund	—	2,224	21	—	21	2,297
NT International Growth Fund	—	4,548	35	(3)	63	4,595
NT International Small-Mid Cap Fund	—	1,848	19	1	6	1,911
NT International Value Fund	—	4,061	15	(1)	35	4,205
High-Yield Fund	—	1,121	7	(1)	19	1,156
Inflation-Adjusted Bond Fund	—	2,254	—	—	6	2,311
NT Diversified Bond Fund	—	5,750	14	—	58	5,780
Global Bond Fund	—	2,262	—	—	4	2,306
	—	$75,160	$613	$(1)	$1,390	$76,545

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Conservative
April 30, 2016

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 51.7%
Diversified Bond Fund Investor Class	6,727,609	73,465,488
High-Yield Fund Investor Class	1,928,779	10,608,283
Inflation-Adjusted Bond Fund Investor Class	3,183,077	37,560,313
Short Duration Fund Investor Class	2,530,951	25,992,870
Short Duration Inflation Protection Bond Fund Investor Class(2)	4,803,912	48,759,702
		196,386,656
Domestic Equity Funds — 27.5%
Core Equity Plus Fund Investor Class	305,159	3,750,408
Equity Growth Fund Investor Class	542,089	14,750,237
Growth Fund Investor Class	505,923	13,938,182
Heritage Fund Investor Class	297,770	6,211,485
Large Company Value Fund Investor Class	3,405,851	30,073,666
Mid Cap Value Fund Investor Class	1,258,565	19,671,376
NT Disciplined Growth Fund Investor Class	397,201	3,737,662
Real Estate Fund Investor Class	321,299	9,757,859
Small Company Fund Investor Class	196,905	2,437,687
		104,328,562
International Fixed Income Funds — 16.0%
Global Bond Fund Investor Class	2,947,655	29,771,311
International Bond Fund Investor Class	2,348,930	30,935,402
		60,706,713
Money Market Funds — 4.8%
U.S. Government Money Market Fund Investor Class	18,385,814	18,385,814
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $347,044,101)		379,807,745
OTHER ASSETS AND LIABILITIES†		12,683
TOTAL NET ASSETS — 100.0%		$379,820,428

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund's investment valuation process and to provide methodologies for the oversight of the fund's pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$356,108,711
Gross tax appreciation of investments	$26,032,741
Gross tax depreciation of investments	(2,333,707)
Net tax appreciation (depreciation) of investments	$23,699,034

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$95,506,436	$8,815,698	$31,662,260	$(179,182)	$1,666,335	$73,465,488
High-Yield Fund	—	11,561,903	1,058,601	4,104	261,504	10,608,283
Inflation-Adjusted Bond Fund	38,072,716	1,527,451	2,954,573	(373,434)	253,924	37,560,313
Short Duration Fund	26,522,548	1,179,076	1,677,701	(50,072)	317,356	25,992,870
Short Duration Inflation Protection Bond Fund(3)	30,340,189	20,955,253	3,230,014	(175,977)	—	48,759,702
Core Equity Plus Fund	3,775,892	591,201	123,461	(1,379)	311,540	3,750,408
Equity Growth Fund	13,362,266	3,412,349	565,503	(11,231)	945,945	14,750,237
Growth Fund	12,963,439	4,030,360	1,717,095	127,958	800,262	13,938,182
Heritage Fund	8,325,709	1,191,425	1,966,392	(142,248)	838,734	6,211,485
Large Company Value Fund	29,622,911	4,422,557	3,520,940	(197,808)	307,606	30,073,666
Mid Cap Value Fund	21,054,978	3,104,093	3,601,810	(195,449)	1,966,215	19,671,376
NT Disciplined Growth Fund	3,770,299	265,547	60,011	(1,200)	16,721	3,737,662
Real Estate Fund	7,522,879	4,530,157	2,638,243	(95,331)	224,847	9,757,859
Small Company Fund	3,757,119	502,694	1,133,555	266,376	11,185	2,437,687
Global Bond Fund	30,386,234	555,073	2,019,325	(33,640)	130,803	29,771,311
International Bond Fund	30,433,400	2,654,623	4,935,992	(691,352)	578,867	30,935,402
Prime Money Market Fund	26,496,802	82,298	26,579,100	—	870	—
U.S. Government Money Market Fund	—	20,130,964	1,745,150	—	748	18,385,814
	$381,913,817	$89,512,722	$91,189,726	$(1,749,865)	$8,633,462	$379,807,745

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Conservative
April 30, 2016

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 35.5%
Core Equity Plus Fund Investor Class	1,621,982	19,934,158
Equity Growth Fund Investor Class	2,773,966	75,479,623
Growth Fund Investor Class	2,057,507	56,684,312
Heritage Fund Investor Class	1,853,448	38,662,924
Large Company Value Fund Investor Class	9,432,005	83,284,604
Mid Cap Value Fund Investor Class	4,358,020	68,115,852
NT Disciplined Growth Fund Investor Class	1,570,709	14,780,373
Small Company Fund Investor Class	1,200,905	14,867,208
		371,809,054
Domestic Fixed Income Funds — 34.4%
Diversified Bond Fund Investor Class	18,891,938	206,299,961
High-Yield Fund Investor Class	5,530,139	30,415,766
Inflation-Adjusted Bond Fund Investor Class	6,143,891	72,497,913
Short Duration Inflation Protection Bond Fund Investor Class(2)	5,083,931	51,601,903
		360,815,543
International Fixed Income Funds — 13.3%
Global Bond Fund Investor Class	7,130,449	72,017,533
International Bond Fund Investor Class	5,101,376	67,185,126
		139,202,659
International Equity Funds — 12.1%
International Growth Fund Investor Class	4,961,776	54,976,478
NT Global Real Estate Fund Investor Class	2,897,436	27,525,644
NT International Small-Mid Cap Fund Investor Class	979,700	9,943,955
NT International Value Fund Investor Class	3,941,616	34,173,814
		126,619,891
Money Market Funds — 4.7%
U.S. Government Money Market Fund Investor Class	49,217,574	49,217,574
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $961,864,315)		1,047,664,721
OTHER ASSETS AND LIABILITIES†		(189,229)
TOTAL NET ASSETS — 100.0%		$1,047,475,492

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$981,141,234
Gross tax appreciation of investments	$75,954,502
Gross tax depreciation of investments	(9,431,015)
Net tax appreciation (depreciation) of investments	$66,523,487

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$20,639,612	$2,122,068	$111,421	$(10,118)	$1,675,748	$19,934,158
Equity Growth Fund	67,143,972	17,865,200	790,429	(31,568)	5,412,550	75,479,623
Growth Fund	58,668,843	7,101,378	3,282,061	32,573	3,652,955	56,684,312
Heritage Fund	43,324,692	6,492,214	3,661,274	48,601	4,240,126	38,662,924
Large Company Value Fund	72,593,695	13,175,513	578,009	(26,053)	802,510	83,284,604
Mid Cap Value Fund	62,517,733	11,789,604	3,411,711	(370,651)	6,311,064	68,115,852
NT Disciplined Growth Fund	15,676,134	212,502	93,600	(2,714)	67,396	14,780,373
Small Company Fund	15,131,424	1,309,404	328,448	(52,257)	44,615	14,867,208
Diversified Bond Fund	237,581,216	20,028,783	53,604,864	(500,664)	4,486,186	206,299,961
High-Yield Fund	—	31,261,468	1,145,304	7,301	708,348	30,415,766
Inflation-Adjusted Bond Fund	92,072,978	481,145	23,690,480	(2,745,036)	481,145	72,497,913
Short Duration Inflation Protection Bond Fund(3)	—	50,919,494	80,181	(160)	—	51,601,903
Global Bond Fund	72,184,655	396,996	2,603,763	(46,121)	309,773	72,017,533
International Bond Fund	66,044,263	1,263,071	5,381,507	(800,028)	1,263,071	67,185,126
International Growth Fund	62,244,919	9,043,190	8,634,583	(300,860)	2,821,410	54,976,478
NT Global Real Estate Fund	20,343,314	11,301,830	4,096,394	(292,913)	709,271	27,525,644
NT International Small-Mid Cap Fund	10,491,999	69,464	187,926	8,640	69,464	9,943,955
NT International Value Fund	40,611,572	5,331,526	7,955,083	(603,870)	646,268	34,173,814
Prime Money Market Fund	68,845,655	2,247	68,847,902	—	2,265	—
U.S. Government Money Market Fund	—	49,335,193	117,619	—	2,015	49,217,574
	$1,026,116,676	$239,502,290	$188,602,559	$(5,685,898)	$33,706,180	$1,047,664,721

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Moderate
April 30, 2016

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.4%
Core Equity Plus Fund Investor Class	5,168,753	63,523,974
Equity Growth Fund Investor Class	6,651,951	180,999,579
Growth Fund Investor Class	4,575,864	126,065,059
Heritage Fund Investor Class	4,121,713	85,978,935
Large Company Value Fund Investor Class	17,561,448	155,067,586
Mid Cap Value Fund Investor Class	6,082,375	95,067,527
NT Disciplined Growth Fund Investor Class	3,309,270	31,140,230
Small Company Fund Investor Class	2,124,220	26,297,845
		764,140,735
Domestic Fixed Income Funds — 23.9%
Diversified Bond Fund Investor Class	19,261,689	210,337,643
High-Yield Fund Investor Class	11,548,721	63,517,965
Inflation-Adjusted Bond Fund Investor Class	8,181,124	96,537,266
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,587,697	16,115,121
		386,507,995
International Equity Funds — 19.3%
Emerging Markets Fund Investor Class	8,009,309	65,916,614
International Growth Fund Investor Class	9,076,480	100,567,394
NT Global Real Estate Fund Investor Class	4,585,522	43,562,457
NT International Small-Mid Cap Fund Investor Class	2,336,587	23,716,353
NT International Value Fund Investor Class	8,874,390	76,940,963
		310,703,781
International Fixed Income Funds — 6.7%
Global Bond Fund Investor Class	7,922,885	80,021,138
International Bond Fund Investor Class	2,152,394	28,347,025
		108,368,163
Money Market Funds — 2.7%
U.S. Government Money Market Fund Investor Class	43,663,476	43,663,476
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,451,403,011)		1,613,384,150
OTHER ASSETS AND LIABILITIES†		(39,019)
TOTAL NET ASSETS — 100.0%		$1,613,345,131

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,494,915,331
Gross tax appreciation of investments	$141,423,065
Gross tax depreciation of investments	(22,954,246)
Net tax appreciation (depreciation) of investments	$118,468,819

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$65,220,788	$6,898,764	$110,554	$(10,867)	$5,251,812	$63,523,974
Equity Growth Fund	173,250,010	32,293,197	3,097,784	(334,679)	13,014,299	180,999,579
Growth Fund	130,173,417	14,624,454	5,487,043	128,268	8,341,269	126,065,059
Heritage Fund	97,551,161	14,451,896	8,332,743	280,116	9,735,107	85,978,935
Large Company Value Fund	140,502,518	19,755,800	934,442	(61,599)	1,520,287	155,067,586
Mid Cap Value Fund	92,078,132	13,770,032	6,724,472	(1,102,940)	9,058,785	95,067,527
NT Disciplined Growth Fund	32,742,545	511,912	—	—	140,941	31,140,230
Small Company Fund	31,730,571	3,003,423	5,423,931	48,216	93,145	26,297,845
Diversified Bond Fund	209,210,200	13,195,845	14,070,162	(80,938)	4,365,368	210,337,643
High-Yield Fund	65,034,786	3,708,105	2,657,719	(317,537)	2,636,183	63,517,965
Inflation-Adjusted Bond Fund	97,086,977	748,928	3,198,347	(463,403)	642,828	96,537,266
Short Duration Inflation Protection Bond Fund(3)	—	15,876,966	—	—	—	16,115,121
Emerging Markets Fund	62,230,687	9,115,354	2,886,871	(192,161)	83,982	65,916,614
International Growth Fund	114,296,683	14,140,028	12,463,572	169,534	5,304,231	100,567,394
NT Global Real Estate Fund	31,422,793	17,916,924	5,677,952	(491,853)	1,111,793	43,562,457
NT International Small-Mid Cap Fund	25,826,252	165,673	1,207,006	47,073	165,673	23,716,353
NT International Value Fund	88,765,041	9,377,399	11,866,734	(959,940)	1,509,029	76,940,963
Global Bond Fund	80,700,068	345,408	3,297,738	(42,955)	345,408	80,021,138
International Bond Fund	31,788,152	2,142,472	8,507,188	(1,096,703)	499,126	28,347,025
Prime Money Market Fund	62,203,336	2,005	62,205,341	—	2,021	—
U.S. Government Money Market Fund	—	43,663,476	—	—	1,818	43,663,476
	$1,631,814,117	$235,708,061	$158,149,599	$(4,482,368)	$63,823,105	$1,613,384,150

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Aggressive
April 30, 2016

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.6%
Core Equity Plus Fund Investor Class	3,918,876	48,162,987
Equity Growth Fund Investor Class	4,001,301	108,875,392
Growth Fund Investor Class	4,410,928	121,521,061
Heritage Fund Investor Class	3,952,083	82,440,447
Large Company Value Fund Investor Class	12,737,733	112,474,185
Mid Cap Value Fund Investor Class	4,137,955	64,676,241
NT Disciplined Growth Fund Investor Class	3,382,407	31,828,448
Small Company Fund Investor Class	1,268,764	15,707,294
		585,686,055
International Equity Funds — 26.1%
Emerging Markets Fund Investor Class	8,387,115	69,025,959
International Growth Fund Investor Class	8,044,516	89,133,232
NT Global Real Estate Fund Investor Class	4,029,031	38,275,797
NT International Small-Mid Cap Fund Investor Class	2,031,957	20,624,365
NT International Value Fund Investor Class	7,179,891	62,249,653
		279,309,006
Domestic Fixed Income Funds — 16.0%
Diversified Bond Fund Investor Class	5,808,802	63,432,117
High-Yield Fund Investor Class	11,684,311	64,263,712
Inflation-Adjusted Bond Fund Investor Class	2,778,628	32,787,810
Short Duration Inflation Protection Bond Fund Investor Class(2)	1,085,175	11,014,529
		171,498,168
International Fixed Income Funds — 3.0%
Global Bond Fund Investor Class	3,221,087	32,532,976
Money Market Funds — 0.3%
U.S. Government Money Market Fund Investor Class	2,698,471	2,698,471
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $955,269,605)		1,071,724,676
OTHER ASSETS AND LIABILITIES†		(2,813)
TOTAL NET ASSETS — 100.0%		$1,071,721,863

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$984,789,255
Gross tax appreciation of investments	$107,248,495
Gross tax depreciation of investments	(20,313,074)
Net tax appreciation (depreciation) of investments	$86,935,421

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$50,753,394	$4,915,006	$939,614	$(12,053)	$4,017,162	$48,162,987
Equity Growth Fund	105,378,735	22,563,396	6,144,092	(594,981)	8,091,864	108,875,392
Growth Fund	127,296,401	18,182,877	10,992,131	215,540	8,162,715	121,521,061
Heritage Fund	91,669,705	12,175,554	3,859,939	837,013	9,351,331	82,440,447
Large Company Value Fund	105,510,055	16,544,198	6,866,730	(432,641)	1,139,850	112,474,185
Mid Cap Value Fund	63,464,904	10,093,610	6,262,272	(836,050)	6,190,504	64,676,241
NT Disciplined Growth Fund	34,150,967	448,021	594,402	(11,888)	143,751	31,828,448
Small Company Fund	24,819,101	1,343,327	7,112,533	901,238	72,041	15,707,294
Emerging Markets Fund	67,481,883	9,689,279	5,282,038	(384,572)	93,781	69,025,959
International Growth Fund	99,151,152	11,004,357	6,729,004	399,730	4,810,608	89,133,232
NT Global Real Estate Fund	32,589,392	12,591,928	6,872,243	(432,951)	1,008,541	38,275,797
NT International Small-Mid Cap Fund	22,873,713	150,128	1,450,322	45,601	150,128	20,624,365
NT International Value Fund	69,621,791	6,449,121	5,688,268	(443,249)	1,253,538	62,249,653
Diversified Bond Fund	57,726,506	16,417,269	11,375,960	12,239	1,286,809	63,432,117
High-Yield Fund	66,009,514	5,707,288	5,116,342	(632,518)	2,685,279	64,263,712
Inflation-Adjusted Bond Fund	44,353,140	560,345	14,239,013	(1,743,858)	218,694	32,787,810
Short Duration Inflation Protection Bond Fund(3)	—	10,851,402	—	—	—	11,014,529
Global Bond Fund	33,403,038	326,470	2,134,494	(32,058)	140,951	32,532,976
Prime Money Market Fund	2,829,059	93	2,829,152	—	94	—
U.S. Government Money Market Fund	—	2,698,471	—	—	112	2,698,471
	$1,099,082,450	$162,712,140	$104,488,549	$(3,145,458)	$48,817,753	$1,071,724,676

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice Portfolio®: Very Aggressive
April 30, 2016

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.2%
Core Equity Plus Fund Investor Class	966,897	11,883,169
Equity Growth Fund Investor Class	1,126,139	30,642,254
Growth Fund Investor Class	1,135,000	31,269,248
Heritage Fund Investor Class	1,086,759	22,669,789
Large Company Value Fund Investor Class	3,324,591	29,356,139
Mid Cap Value Fund Investor Class	1,284,991	20,084,412
NT Disciplined Growth Fund Investor Class	1,064,427	10,016,262
Small Company Fund Investor Class	1,087,537	13,463,706
		169,384,979
International Equity Funds — 31.8%
Emerging Markets Fund Investor Class	2,264,642	18,638,002
International Growth Fund Investor Class	2,219,623	24,593,428
NT Global Real Estate Fund Investor Class	919,227	8,732,659
NT International Small-Mid Cap Fund Investor Class	712,951	7,236,451
NT International Value Fund Investor Class	2,290,421	19,857,948
		79,058,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $203,492,100)		248,443,467
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$248,443,468

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$216,997,072
Gross tax appreciation of investments	$36,052,628
Gross tax depreciation of investments	(4,606,233)
Net tax appreciation (depreciation) of investments	$31,446,395

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2016 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$12,875,007	$1,012,660	$345,913	$(3,933)	$1,012,660	$11,883,169
Equity Growth Fund	31,615,392	4,619,046	1,754,867	(202,218)	2,338,267	30,642,254
Growth Fund	35,616,478	3,188,703	3,407,911	643,380	2,154,592	31,269,248
Heritage Fund	24,332,337	2,956,899	56,830	(9,453)	2,585,647	22,669,789
Large Company Value Fund	28,261,774	3,774,386	1,864,351	(116,002)	308,243	29,356,139
Mid Cap Value Fund	21,329,092	2,131,087	2,463,401	(169,164)	1,969,589	20,084,412
NT Disciplined Growth Fund	10,946,709	45,774	284,679	(7,699)	45,774	10,016,262
Small Company Fund	17,254,727	1,300,658	4,125,949	(646,193)	49,899	13,463,706
Emerging Markets Fund	19,074,942	1,338,440	947,372	(79,229)	24,577	18,638,002
International Growth Fund	28,543,448	2,514,423	2,211,462	318,687	1,356,297	24,593,428
NT Global Real Estate Fund	8,141,211	875,778	269,791	(16,447)	181,455	8,732,659
NT International Small-Mid Cap Fund	8,099,144	53,442	579,508	486	53,442	7,236,451
NT International Value Fund	22,711,848	1,622,337	1,875,858	(134,080)	408,082	19,857,948
	$268,802,109	$25,433,633	$20,187,892	$(421,865)	$12,488,524	$248,443,467

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2016